Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 6,402	$ 6,376
Less - Accumulated depreciation	(2,045)	(1,484)
Property, Plant and Equipment, Net	4,357	4,892
Plant (new production facility) [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,100	5,088
Computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	697	685
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	445	445
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	147	145
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 13	$ 13